Other Gain (Loss)	12 Months Ended
Dec. 31, 2017
Other Gain (Loss) [Abstract]
Other (Loss) Gain

14.	OTHER (LOSS) GAIN
Other (loss) gain recorded in net earnings (loss) for the years ended:

	December 31,	December 31,
	2017	2016
Reduction of obligation to renounce flow-through exploration expenditures	$2.3	$1.3
Unrealized (loss) gain on non-hedged derivatives	(0.3)	1.6
Fair value adjustment on prepayment option embedded derivative	—	9.5
Loss on disposal of assets	(1.9)	(4.6)
Interest income	2.5	2.1
Transaction costs related to the Richmont acquisition (note 5)	(3.8)	—
Share-based compensation related of replacement awards related to Richmont (note 5)	(1.3)	—
Other	1.9	(2.3)
	($0.6)	$7.6